SCHEDULE OF SEGMENT REPORTING (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 4,681		$ 4,681		$ 9,044	$ 25,830
Additions - Property, plant and equipment	778		778		7,961
Mineral rights	20,006		20,006		20,273
Additions - Mineral rights					459
Total assets	34,096		34,096		41,560
Total liabilities	44,573		44,573		46,047
Revenue	7,781	$ 9,717	16,278	$ 19,498
Cost of sales	(9,260)	(7,587)	(17,173)	(15,530)
Exploration and holding expenses	839	1,800	1,955	2,873
Other income (expenses) and foreign exchange gains	(45)	188	(1,037)	837
Income tax (expense) recovery	90	22	22	(8)
Net loss	(4,740)	(2,545)	(6,437)	(5,467)
General and administrative expenses	1,191	1,640	2,501	3,983
Corporates [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	335		335		509
Additions - Property, plant and equipment					30
Mineral rights	19,978		19,978		20,080
Additions - Mineral rights					459
Total assets	22,796		22,796		26,251
Total liabilities	12,924		12,924		11,874
Exploration and holding expenses	(495)	(749)	(1,204)	(1,242)
Other income (expenses) and foreign exchange gains	2,310	(141)	1,307	(722)
Finance expenses	(1,126)	(1,019)	(1,958)	(1,699)
Income tax (expense) recovery	(90)	52	(22)	84
Net loss	(592)	(3,497)	(4,378)	(7,562)
General and administrative expenses	(1,191)	(1,640)	(2,501)	(3,983)
MX [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	4,346		4,346		8,535
Additions - Property, plant and equipment	778		778		7,931
Mineral rights	28		28		193
Additions - Mineral rights
Total assets	11,300		11,300		15,309
Total liabilities	31,649		31,649		$ 34,173
Revenue	7,781	9,717	16,278	19,498
Cost of sales	(9,260)	(7,587)	(17,173)	(15,530)
Exploration and holding expenses	(344)	(1,051)	(751)	(1,631)
Other income (expenses) and foreign exchange gains	(2,265)	(47)	(270)	(115)
Finance expenses	(60)	(6)	(143)	(51)
Income tax (expense) recovery		(74)		(76)
Net loss	$ (4,148)	$ 952	$ (2,059)	$ 2,095